SHARE-BASED COMPENSATION - Share options activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding
Number of options Outstanding beginning | shares	59,822,418	59,822,418	92,732,684	92,732,684	138,381,390	138,381,390
Granted (in shares) | shares			4,073,400	4,073,400	20,341,532	20,341,532
Exercised (in shares) | shares	(17,029,713)	(17,029,713)	(24,383,373)	(24,383,373)	(57,076,970)	(57,076,970)
Forfeited (in shares) | shares	(2,443,122)	(2,443,122)	(12,600,293)	(12,600,293)	(8,913,268)	(8,913,268)
Number of options Outstanding ending | shares	40,349,583	40,349,583	59,822,418	59,822,418	92,732,684	92,732,684	138,381,390
Vested and exercisable (in shares) | shares		7,610,018		8,393,147		10,816,028
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price
Weighted Average Exercise Price, outstanding beginning		$ 0.00002		$ 0.00002		$ 0.00002
Weighted Average Exercise Price, granted				0.00002		0.00002
Weighted Average Exercise Price, exercised		0.00002		0.00002		0.00002
Weighted Average Exercise Price, forfeited		0.00002		0.00002		0.00002
Weighted Average Exercise Price, outstanding ending		0.00002		0.00002		0.00002	$ 0.00002
Weighted Average Exercise Price, Vested and exercisable		$ 0.00002		$ 0.00002		$ 0.00002
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures
Weighted Average Remaining Contractual Life outstanding	6 years 4 months 20 days	6 years 4 months 20 days	7 years 3 months 18 days	7 years 3 months 18 days	8 years 1 month 9 days	8 years 1 month 9 days	8 years 3 months 14 days
Weighted Average Remaining Contractual Life	5 years 9 months 21 days	5 years 9 months 21 days	6 years 6 months 21 days	6 years 6 months 21 days	6 years 11 months 16 days	6 years 11 months 16 days
Aggregate Intrinsic Value, Outstanding | $		$ 218,022		$ 278,373		$ 621,926	$ 2,838,661
Aggregate Intrinsic Value, Vested and exercisable | $		$ 41,119		$ 39,056		$ 72,539
Weighted average grant date fair value		$ 0		$ 5.8		$ 15.7
Aggregate intrinsic value of share options exercised | $		$ 93,000		$ 129,000		$ 788,000
Sharebased compensation expenses included in: | ¥	¥ 3,215,549		¥ 2,425,249		¥ 1,538,287
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures
Sharebased compensation expenses included in: | ¥	¥ 771,151		¥ 970,551		¥ 1,504,025